Revenue (Details) - Schedule of Segment Reporting	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Revenue (Details) - Schedule of Segment Reporting [Line Items]
Total revenues	€ 1,147,492	$ 1,147,492	€ 162,407	€ 420,167
Revenues [Member]
Revenue (Details) - Schedule of Segment Reporting [Line Items]
Total revenues		1,191,608
Revenues (inter segment) [Member]
Revenue (Details) - Schedule of Segment Reporting [Line Items]
Total revenues		(44,116)
FKAP [Member]
Revenue (Details) - Schedule of Segment Reporting [Line Items]
Total revenues		157,365
FKAP [Member] | Revenues [Member]
Revenue (Details) - Schedule of Segment Reporting [Line Items]
Total revenues		179,211
FKAP [Member] | Revenues (inter segment) [Member]
Revenue (Details) - Schedule of Segment Reporting [Line Items]
Total revenues		(21,846)
UYBA [Member]
Revenue (Details) - Schedule of Segment Reporting [Line Items]
Total revenues		836,786
UYBA [Member] | Revenues [Member]
Revenue (Details) - Schedule of Segment Reporting [Line Items]
Total revenues		926,539
UYBA [Member] | Revenues (inter segment) [Member]
Revenue (Details) - Schedule of Segment Reporting [Line Items]
Total revenues		(89,753)
Milano [Member]
Revenue (Details) - Schedule of Segment Reporting [Line Items]
Total revenues		153,341
Milano [Member] | Revenues [Member]
Revenue (Details) - Schedule of Segment Reporting [Line Items]
Total revenues		85,858
Milano [Member] | Revenues (inter segment) [Member]
Revenue (Details) - Schedule of Segment Reporting [Line Items]
Total revenues		$ 67,483